Document and Entity Information	Aug. 01, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001532286
Document Type	8-K
Document Period End Date	Aug. 01, 2025
Entity Registrant Name	NINE ENERGY SERVICE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38347
Entity Tax Identification Number	80-0759121
Entity Address, Address Line One	2001 Kirby Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77019
City Area Code	(281)
Local Phone Number	730-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NINE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false